Revenue - Schedule of Accounts Receivable, Net (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Accounts receivable, net	$ 94,398	$ 68,416	$ 141,408	$ 74,727	$ 32,137